OTHER INCOME	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Oregon Energy LLC
OTHER INCOME
OTHER INCOME
10.	OTHER INCOME (UNAUDITED)

On November 18, 2024, the Company and its sole member, Aurora, entered into a property option agreement with Eagle Energy Metals Corp (“Eagle”). Under the agreement, Eagle is granted an exclusive option to acquire 100% of the membership interests in the Company, subject to certain conditions including the payment of cash option fees. Pursuant to the agreement, Eagle paid $300,000 to Aurora as an option payment on December 18, 2024. The exercise of the option is subject to further conditions, including the completion of a listing on a US exchange and the completion of specified financing and technical milestones, such as making a filing in accordance with S-K 1300. The initial option period is six months, with the right to extend for up to two further six-month periods upon additional payments and expenditure commitments.

On May 18, 2025, Eagle exercised its right to the first six-month extension and made an additional payment of $300,000 to Aurora pursuant to the property option agreement. On November 18, 2025, Eagle exercised its right to the second six-month extension and made an additional payment of $400,000 to Aurora. As part of the extensions, Eagle is also obligated to reimburse the Company for expenses of the mining operation of the AUP amounting to up to $500,000. For the three and six months ended December 31, 2025, Eagle has reimbursed the Company $27,775 and $117,869, respectively (three and six months ended December 31, 2024 - $Nil and $Nil, respectively), resulting in a cumulative reimbursement total of $201,426 (June 30, 2025 - $83,557) as of December 31, 2025.

On November 26, 2025, Aurora, Eagle, and the Company executed a first amendment to the property option agreement. The amendment (i) revised the second extension period from six-months (deadline of May 18, 2026) to a 225 day period (deadline of July 2, 2026), and (ii) provides that the Resource Payment provisions under which Aurora may be entitled to additional payment shares as mentioned above are amended such that the determination is made following the next newly prepared SK1300 mineral resource update published by Eagle.

Details of reimbursements made by Eagle for the three and six months ended December 31, 2025 and 2024 related to exploration and evaluation expenses are presented below:

	Three Months Ended		Six Months Ended
	December 31,		December 31,
	2025	2024	2025	2024
Bank Charges	$36	$—	$36	$—
Consulting fees	22,353	—	35,845	—
IT expenses	1,052	—	1,261	—
Occupancy expenses	—	—	75,368	—
Salary and wages	4,334	—	5,359	—
Total	$27,775	$—	$117,869	$—

11.OTHER INCOME

On November 18, 2024, the Company and its sole member, Aurora, entered into a property option agreement with Eagle Energy Metals Corp (“Eagle”). Under the agreement, Eagle is granted an exclusive option to acquire 100% of the membership interests in the Company, subject to certain conditions including the payment of cash option fees. Pursuant to the agreement, Eagle paid $300,000 to Aurora as an option payment on December 18, 2024. The exercise of the option is subject to further conditions, including the completion of a listing on a US exchange and the completion of specified financing and technical milestones, such as making a filing in accordance with S-K 1300. The initial option period is six months, with the right to extend for up to two further six-month periods upon additional payments and expenditure commitments.

On May 18, 2025, Eagle exercised its right to the first six-month extension and made an additional payment of $300,000 to Aurora pursuant to the property option agreement. As part of the extension, Eagle is also obligated to reimburse the Company for expenses of the mining operation of the AUP amounting to up to $250,000. As of June 30, 2025, Eagle has reimbursed the Company $83,557. Eagle may be subject to additional obligations upon the exercise of further extensions.

Details of reimbursements made by Eagle for the years ended June 30, 2025 and 2024 on exploration and evaluation expenses are presented below:

	2025	2024
Consulting fees	$80,962	$—
IT expenses	330	—
Occupancy expenses	124	—
Salary and wages	2,141	—
Total	$83,557	$—